SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:
                                                  -------------------------

Form 13F Information Table Value Total:
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
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

                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------
TOTALS              126                      269516         6087637  6087637                                               6087637

T. Rowe Price Group, Inc.         74144T108   11160          236500   236500                                                236500
ExxonMobil Corporation            30231G102   10511          139312   139312                                                139312
The Coca-Cola Company             191216100    9966          207623   207623                                                207623
iShares Dow Jones US
  Total Market (ETF)              464287846    8831          127279   127279                                                127279
Johnson & Johnson                 478160104    8031          133281   133281                                                133281
American Express Company          025816109    7506          133090   133090                                                133090
ConocoPhillips                    20825C104    7499          109715   109715                                                109715
Church & Dwight Co., Inc.         171340102    6933          137700   137700                                                137700
Bank of America Corporation       060505104    6372          124888   124888                                                124888
International Game Technology     459902102    6130          151810   151810                                                151810
Lincoln National Corporation      534187109    5830           86001    86001                                                 86001
Southeastern Bank Financial Corp. 841584105    5613          151698   151698                                                151698
General Electric                  369604103    5411          153028   153028                                                153028
Sunrise Senior Living, Inc.       86768K106    5355          135500   135500                                                135500
Microsoft Corporation             594918104    5110          183369   183369                                                183369
The Hershey Company               427866108    4722           86392    86392                                                 86392
FedEx Corporation                 31428X106    4541           42266    42266                                                 42266
Zimmer Holdings, Inc.             98956P102    4295           50290    50290                                                 50290
AGL Resources Inc.                047753108    4280          100176   100176                                                100176
General Dynamics Corporation      369550108    4202           55000    55000                                                 55000
Berkshire Hathaway Inc NEW        084670207    3807            1046     1046                                                  1046
Paychex, Inc.                     704326107    3594           94901    94901                                                 94901
Wachovia Corporation              929903102    3541           64321    64321                                                 64321
Mediacom Communications
  Corporation                     58446K105    3236          397484   397484                                                397484
Merck and Co Inc                  589331107    3167           71700    71700                                                 71700
Equity Residential                29476L107    3041           63044    63044                                                 63044
Procter Gamble                    742718109    3038           48095    48095                                                 48095
Peabody Energy Corporation        704549104    3008           74750    74750                                                 74750
Brown-Forman Corporation          115637209    2976           45400    45400                                                 45400
SunTrust Banks, Inc.              867914103    2967           35727    35727                                                 35727
Cousins Properties Incorporated   222795106    2936           89350    89350                                                 89350
The St. Joe Company               790148100    2919           55800    55800                                                 55800
Medco Health Solutions Inc.       58405U102    2853           39329    39329                                                 39329
3M Company                        88579Y101    2839           37148    37148                                                 37148
Morgan Stanley India
  Investment Fund Inc             61745C105    2821           65295    65295                                                 65295
The Charles Schwab Corporation    808513105    2752          150480   150480                                                150480
Royal Dutch Shell plc (ADR)       780259206    2645           39894    39894                                                 39894
Watts Water Technologies, Inc.    942749102    2559           67300    67300                                                 67300
Duke Realty Corporation           264411505    2382           54800    54800                                                 54800
Alltel Corporation                020039103    2204           35550    35550                                                 35550
Deere & Company                   244199105    2200           20250    20250                                                 20250
BHP Billiton Limited (ADR)        088606108    2083           43000    43000                                                 43000
AT&T Inc.                         001957505    2006           50868    50868                                                 50868
American International Group      026874107    1980           29462    29462                                                 29462
Health Care Property
  Investors Inc.                  421915109    1977           54874    54874                                                 54874
Energy Select Spdr                81369Y506    1893           31400    31400                                                 31400
Newmont Mining Corporation        651639106    1873           44600    44600                                                 44600
The Walt Disney Company           254687106    1859           53990    53990                                                 53990
Diebold Incorporated              253651103    1762           36940    36940                                                 36940
CLARCOR Inc.                      179895107    1739           54700    54700                                                 54700
S&P DEP RECEIPTS                  78462F103    1664           11715    11715                                                 11715
TIB Financial Corp.               872449103    1590          106000   106000                                                106000
Wolseley plc (ADR)                97786P100    1589           66900    66900                                                 66900
Colonial Properties Trust         195872106    1568           34327    34327                                                 34327
Cameco Corporation                13321L108    1532           37410    37410                                                 37410
Chattem Inc.                      162456107    1474           25000    25000                                                 25000
Carnival Corporation              143658300    1471           31400    31400                                                 31400
Rio Tinto plc (ADR)               767204100    1458            6400     6400                                                  6400
MoneyGram International, Inc.     60935Y109    1341           48300    48300                                                 48300
Regions Financial Corporation     7591EP100    1329           37574    37574                                                 37574
Consolidated Water Co. Ltd.       G23773107    1314           55400    55400                                                 55400
PetroChina Company Limited (ADR)  71646E100    1272           10860    10860                                                 10860
International Business
  Machines Corp.                  459200101    1257           13339    13339                                                 13339
Ceradyne, Inc.                    156710105    1226           22400    22400                                                 22400
Forest Laboratories, Inc.         345838106    1204           23400    23400                                                 23400
Greater China Fund                39167B102    1193           52043    52043                                                 52043
Cisco Systems, Inc.               17275R102    1178           46160    46160                                                 46160
Florida East Coast
  Industries Inc.                 340632108    1166           18600    18600                                                 18600
The Shaw Group Inc.               820280105    1094           35000    35000                                                 35000
Texas Pacific Land Trust          882610108     987            4070     4070                                                  4070
Pfizer Inc.                       717081103     965           38187    38187                                                 38187
PepsiCo, Inc.                     713448108     883           13900    13900                                                 13900
IDEXX Laboratories, Inc.          45168D104     868            9900     9900                                                  9900
Anheuser-Busch Companies, Inc.    035229103     819           16240    16240                                                 16240
Kimberly-Clark Corporation        494368103     788           11512    11512                                                 11512
Honeywell International Inc.      438516106     776           16850    16850                                                 16850
General Growth Properties         370021107     762           11800    11800                                                 11800
The Home Depot, Inc.              437076102     760           20689    20689                                                 20689
TECHNOLOGY SPDR                   81369Y803     697           29900    29900                                                 29900
PowerShares Water
  Resources (ETF)                 73935X575     630           33700    33700                                                 33700
Harley-Davidson, Inc.             412822108     599           10200    10200                                                 10200
Medical Properties
  Trust, Inc.                     58463J304     558           38000    38000                                                 38000
Chevron Corporation               166764100     556            7516     7516                                                  7516
Genuine Parts Company             372460105     549           11200    11200                                                 11200
The Southern Company              842587107     548           14949    14949                                                 14949
Swiss Helvetia Fund Inc.          870875101     546           27133    27133                                                 27133
SCHLUMBERGER                      806857108     546            7900     7900                                                  7900
Cogdell Spencer Inc.              19238U107     512           24300    24300                                                 24300
InterNAP Network Services         45885A102     491           31176    31176                                                 31176
FPL Group, Inc.                   302571104     473            7726     7726                                                  7726
JPMorgan Chase & Co.              46625H100     452            9338     9338                                                  9338
Powershares Buyback
  Achievers ETF                   73935X286     438           17700    17700                                                 17700
Ameriprise Financial, Inc.        03076C106     437            7650     7650                                                  7650
Morgan Stanley                    617446448     424            5380     5380                                                  5380
Dover Corporation                 260003108     415            8500     8500                                                  8500
Barrick Gold Corporation          02451E109     408           14300    14300                                                 14300
Abbott Laboratories               002824100     396            7100     7100                                                  7100
Amgen, Inc.                       031162100     388            6950     6950                                                  6950
Polaris Industries Inc.           731068102     381            7934     7934                                                  7934
Flaherty&Crumr PFd Oppty Fd       33848E106     380           30000    30000                                                 30000
Citigroup Inc.                    172967101     373            7264     7264                                                  7264
Emerson Electric Co.              291011104     362            8400     8400                                                  8400
Intuit Inc.                       461202103     345           12600    12600                                                 12600
Young Innovations, Inc.           987520103     313           11500    11500                                                 11500
Cross Timbers Royalty Trust       22757R109     300            7150     7150                                                  7150
Fortune Brands, Inc.              349631100     294            3726     3726                                                  3726
Thermo Fisher Scientific Inc.     883556102     266            5700     5700                                                  5700
Macrovision Corporation           555904101     266           10600    10600                                                 10600
Georgia Pwr CAP TR V              37333R308     261           10400    10400                                                 10400
Bristol Myers Squibb Co.          110122108     258            9310     9310                                                  9310
The Boeing Company                097023105     249            2800     2800                                                  2800
Exelon Corporation                30161N101     247            3600     3600                                                  3600
The Travelers Companies, Inc.     89417E109     243            4698     4698                                                  4698
SCANA Corporation                 805898103     242            5600     5600                                                  5600
Verizon Communications Inc.       92343V104     233            6144     6144                                                  6144
The J.M. Smucker Company          832696405     229            4300     4300                                                  4300
Camden National Corporation       133034108     217            5000     5000                                                  5000
AFLAC Incorporated                001055102     216            4600     4600                                                  4600
Dominion Resources, Inc.          25746U109     215            2420     2420                                                  2420
Pioneer Drilling Company          723655106     213           16800    16800                                                 16800
Duke Energy Corporation           264399106     212           10470    10470                                                 10470
American Electric Power
  Company, Inc.                   025537101     207            4240     4240                                                  4240
Fidelity Southern Corporation     316320100     201           10560    10560                                                 10560
HSBC Holdings plc (ADR)           404280406     201            2284     2284                                                  2284
Sirius Satellite Radio Inc.       82966U103      45           14000    14000                                                 14000

122 EQUITIES LESS THAN 10000 SHARES AND LESST HAN $200000
                                  various      8001          223127   223127                                                223127

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